Schedules of Investments
Pax ESG Beta Quality Fund	September 30, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.2%
COMMUNICATION SERVICES: 10.4%
Activision Blizzard, Inc.	1,394	$112,844
Alphabet, Inc., Class A (a)	4,465	6,543,904
Alphabet, Inc., Class C (a)	1,456	2,139,738
AMC Networks, Inc., Class A (a)	26,402	652,393
AT&T, Inc.	37,998	1,083,323
Cable One, Inc.	215	405,367
CenturyLink, Inc.	24,350	245,692
Comcast Corp., Class A	43,817	2,026,974
Electronic Arts, Inc. (a)	4,567	595,582
Omnicom Group, Inc.	3,308	163,746
Verizon Communications, Inc.	117,779	7,006,673
ViacomCBS, Inc., Class B	75,438	2,113,018
Zynga, Inc., Class A (a)	153,114	1,396,400
		24,485,654

CONSUMER DISCRETIONARY: 12.1%
Amazon.com, Inc. (a)	3,164	9,962,581
AutoNation, Inc. (a)	9,237	488,914
Best Buy Co., Inc.	14,345	1,596,455
BorgWarner, Inc.	13,632	528,104
Chipotle Mexican Grill, Inc. (a)	336	417,887
Darden Restaurants, Inc.	859	86,536
Dollar General Corp.	2,211	463,470
Domino's Pizza, Inc.	1,185	503,957
eBay, Inc.	14,854	773,893
Gentex Corp.	9,070	233,553
Grand Canyon Education, Inc. (a)	8,325	665,501
Home Depot, Inc., The	15,500	4,304,505
NIKE, Inc., Class B	8,267	1,037,839
NVR, Inc. (a)	77	314,400
Starbucks Corp.	35,035	3,010,207
Target Corp.	20,697	3,258,122
Tractor Supply Co.	2,610	374,117
VF Corp.	3,484	244,751
Williams-Sonoma, Inc.	1,850	167,314
		28,432,106

CONSUMER STAPLES: 7.5%
Clorox Co., The	4,110	863,799
Colgate-Palmolive Co.	3,484	268,791
Estee Lauder Cos, Inc., The, Class A	1,534	334,796
General Mills, Inc.	29,116	1,795,875
Hershey Co., The	6,551	939,020
J.M. Smucker Co., The	3,087	356,610
Kellogg Co.	9,916	640,474
Kimberly-Clark Corp.	20,933	3,090,967
Kroger Co., The	72,687	2,464,816
PepsiCo, Inc.	20,982	2,908,105
Procter & Gamble Co., The	22,100	3,071,678
Sprouts Farmers Market, Inc. (a)	42,745	894,653
		17,629,584

FINANCIALS: 7.8%
Affiliated Managers Group, Inc.	4,383	299,710
Aflac, Inc.	106,752	3,880,434
Allstate Corp., The	22,050	2,075,787
Ameriprise Financial, Inc.	4,292	661,440
Bank of New York Mellon Corp., The	36,412	1,250,388
Cullen/Frost Bankers, Inc.	3,538	226,255
Equitable Holdings, Inc.	56,080	1,022,899
FactSet Research Systems, Inc.	379	126,920
Hartford Financial Services Group, Inc., The	1,361	50,166
Invesco, Ltd.	4,576	52,212
Lincoln National Corp.	20,378	638,443
LPL Financial Holdings, Inc.	12,024	921,880
MarketAxess Holdings, Inc.	1,115	536,973
MetLife, Inc.	51,984	1,932,245
Morningstar, Inc.	9,932	1,595,179
Northern Trust Corp.	1,471	114,694
PNC Financial Services Group, Inc., The	1,970	216,523
Progressive Corp., The	11,722	1,109,722
State Street Corp.	5,680	336,994
Unum Group	73,501	1,237,022
		18,285,886

HEALTH CARE: 16.1%
AbbVie, Inc.	20,643	1,808,120
Agilent Technologies, Inc.	17,334	1,749,694
Amgen, Inc.	8,492	2,158,327
Anthem, Inc.	2,937	788,849
Biogen, Inc. (a)	5,970	1,693,570
Bio-Rad Laboratories, Inc., Class A (a)	848	437,110
Bristol-Myers Squibb Co.	36,822	2,219,998
Cerner Corp.	25,279	1,827,419
CVS Health Corp.	17,778	1,038,235
DaVita, Inc. (a)	5,034	431,162
Eli Lilly & Co.	13,746	2,034,683
HCA Healthcare, Inc.	16,104	2,007,847
Humana, Inc.	705	291,792
Johnson & Johnson	44,171	6,576,179
Merck & Co., Inc.	26,050	2,160,848
Pfizer, Inc.	52,120	1,912,804
Thermo Fisher Scientific, Inc.	14,287	6,307,996
UnitedHealth Group, Inc.	8,303	2,588,626
		38,033,259

INDUSTRIALS: 8.5%
Acuity Brands, Inc.	3,574	365,799
C.H. Robinson Worldwide, Inc.	8,910	910,513
Cummins, Inc.	7,291	1,539,568
Emerson Electric Co.	7,953	521,478
Expeditors International of Washington, Inc.	1,330	120,392
Landstar System, Inc.	22,520	2,826,035
Masco Corp.	15,311	844,095
MSC Industrial Direct Co., Inc., Class A	7,534	476,752
Old Dominion Freight Line, Inc.	4,761	861,360
PACCAR, Inc.	9,240	787,987
Quanta Services, Inc.	27,743	1,466,495
Regal Beloit Corp.	574	53,881
Roper Technologies, Inc.	7,422	2,932,505
United Parcel Service, Inc., Class B	11,527	1,920,744
United Rentals, Inc. (a)	15,184	2,649,608
W.W. Grainger, Inc.	932	332,510
Waste Management, Inc.	13,039	1,475,624
		20,085,346

INFORMATION TECHNOLOGY: 30.5% (b)
Accenture PLC, Class A	6,685	1,510,743
Adobe, Inc. (a)	1,633	800,872
Akamai Technologies, Inc. (a)	14,936	1,651,025
Apple, Inc.	120,211	13,921,636
Autodesk, Inc. (a)	7,622	1,760,758
Booz Allen Hamilton Holding Corp.	2,506	207,948
Broadcom, Inc.	3,580	1,304,266
Cadence Design Systems, Inc. (a)	12,603	1,343,858
CDK Global, Inc.	12,764	556,383
CDW Corp.	1,459	174,394
Cisco Systems, Inc.	34,953	1,376,799
Citrix Systems, Inc.	13,885	1,912,103
Cognizant Technology Solutions Corp., Class A	24,303	1,687,114
Dell Technologies, Inc., Class C (a)	6,601	446,822
DocuSign,Inc. (a)	708	152,390
F5 Networks, Inc. (a)	660	81,028
Fortinet, Inc. (a)	130	15,315
HP, Inc.	41,184	782,084
IBM	24,419	2,971,060
Intel Corp.	91,210	4,722,854
Intuit, Inc.	2,033	663,185
Jack Henry & Associates, Inc.	3,052	496,225
Manhattan Associates, Inc. (a)	10,612	1,013,340
MasterCard, Inc., Class A	11,041	3,733,735
Microsoft Corp.	54,357	11,432,909
Nuance Communications, Inc. (a)	38,297	1,271,077
NVIDIA Corp.	2,073	1,121,949
Oracle Corp.	26,256	1,567,483
PTC, Inc. (a)	3,228	267,020
Seagate Technology PLC	1,486	73,215
ServiceNow, Inc. (a)	2,085	1,011,225
Skyworks Solutions, Inc.	2,756	400,998
Synopsys, Inc. (a)	7,939	1,698,787
Texas Instruments, Inc.	44,149	6,304,036
Visa, Inc., Class A	7,634	1,526,571
VMware, Inc., Class A (a)(c)	3,907	561,319
Western Union Co., The	38,312	821,026
WEX, Inc. (a)	3,057	424,831
Zscaler, Inc. (a)	1,048	147,443
		71,915,826

MATERIALS: 2.1%
Air Products & Chemicals, Inc.	1,446	430,706
Eastman Chemical Co.	3,602	281,388
Ecolab, Inc.	602	120,304
Linde PLC	7,594	1,808,359
LyondellBasell Industries NV, Class A	16,796	1,183,950
Newmont Corp.	5,564	353,036
Royal Gold, Inc.	7,083	851,164
Sonoco Products Co.	258	13,176
		5,042,083

REAL ESTATE: 2.0%
Brandywine Realty Trust, REIT (c)	38,559	398,700
Brixmor Property Group, Inc., REIT	38,526	450,369
CBRE Group, Inc., Class A (a)	45,500	2,137,135
Highwoods Properties, Inc., REIT	4,580	153,751
Omega Healthcare Investors, Inc., REIT	6,470	193,712
Public Storage, REIT	2,717	605,130
Simon Property Group, Inc., REIT	10,253	663,164
		4,601,961

UTILITIES: 2.2%
American Water Works Co., Inc.	16,628	2,409,065
Eversource Energy	3,182	265,856
NextEra Energy, Inc.	8,977	2,491,656
Southern Co., The	222	12,037
		5,178,614

TOTAL COMMON STOCKS		233,690,319
(Cost $125,154,876)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.030% (d)(e)	1,086,196	1,086,196
(Cost $1,086,196)

TOTAL INVESTMENTS: 99.7%	234,776,515
(Cost $126,241,072)

OTHER ASSETS AND LIABILITIES - (NET): 0.3%	712,728

Net Assets: 100.0%	$235,489,243

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of September 30, 2020. The total market value of securities on loan as of September 30, 2020 was $174,485.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.
(e)	Premier Class shares

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes	-	-	500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	1,009,762	-	100,871
Cash Equivalents	12,821,526	700,000	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
								Unrealized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.